SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Notes and other explanatory information [abstract]
Inventory	$ 1,570,093	$ 1,363,053	$ 5,280,278	$ 3,844,309
Consulting and services	275,772	259,676	427,366	464,612
Other	73,603	112,317	307,504	274,416
Cost of sales	$ 1,919,468	$ 1,735,046	$ 6,015,148	$ 4,583,337